FINANCIAL LEASE RECEIVABLES - Credit quality analysis (Details) - Financial Lease Receivable - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Investment in Lease, Credit Quality Indicator [Line Items]
Total	¥ 15,048	¥ 121,820	¥ 294,511
Current
Net Investment in Lease, Credit Quality Indicator [Line Items]
March 31, 2020	6,720
Total	6,720
1 - 90 days
Net Investment in Lease, Credit Quality Indicator [Line Items]
March 31, 2020	4,750
Total	4,750
Greater than 90 days past due
Net Investment in Lease, Credit Quality Indicator [Line Items]
2016					¥ 10,324
2017				¥ 3,320
2018			10,745
2019		6,319
March 31, 2020	120
Total	30,828
Current and past due
Net Investment in Lease, Credit Quality Indicator [Line Items]
2016					¥ 10,324
2017				¥ 3,320
2018			¥ 10,745
2019		¥ 6,319
March 31, 2020	11,590
Total	¥ 42,298